ACCRUED EXPENSES - Components (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued compensation
Bonus	$ 832,918	$ 831,601
Wages	218,974	140,962
Vacation	959,004	569,777
Earned discounts	554,642	499,219
Commissions settlement		274,323
Warranty	269,496	217,244
Other	360,717	264,533
Professional fees	129,169	72,611
Interest	110,239	28,750
401k matching contributions	93,112	100,134
Travel	60,400
Credit card fees	60,424	34,424
Marketing expenses	57,000	45,000
Accrued expenses	$ 3,706,094	$ 3,078,578